Debt (Details Textual) - USD ($)									1 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 02, 2017	May 31, 2017	Dec. 09, 2016	Nov. 14, 2016	Aug. 09, 2016	Aug. 05, 2016	Mar. 25, 2016	May 04, 2015	Aug. 14, 2017	Jun. 30, 2017	Jan. 24, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt (Textual)
Repayments of term loan	$ 200,000
Borrowers adjusted EBITDA covenant												$ (2,200,000)
Western alliance amendment, description							The Lender and the Borrowers agreed that the adjusted EBITDA for the six months ended March 31, 2016 would not be less than $(2,200,000) and on or before April 30, 2016, the Borrowers and Lender must agree to additional financial covenants for the fiscal quarters ended June 30, 2016, September 30, 2016 and December 31, 2016.								(i) agreement by the Lender to allow the Company to finance a receivable from a customer outside of the United States for a limited period of time; (ii) modification of the date for the repayment of the Term Advance to June 30, 2016; (iii) agreement by the Borrowers to maintain, beginning on June 30, 2016, an Asset Coverage Ratio of not less than 1.25 to 1; and (iv) revisions to the definition of certain terms that are included in the Original Agreement and providing definitions for certain terms that are included in the Amendment.
Fee in lieu of warrants						$ 200,000
Conversion price					$ 675.00
Amortization of debt discount													$ 1,545,000	$ 196,000	$ 491,000
Debt issuance cost					$ 189,000
Debt discount													$ 981,000		1,865,000
Loan and Security Agreement [Member]
Debt (Textual)
New credit limit of line of credit				$ 10,000,000
Aggregate principal amount exceed limit, percentage				85.00%
Annual bear interest rate, description				(a) 9.5% and (b) the sum of (i) the "Prime Rate" as reported in the "Money Rates" column of The Wall Street Journal, adjusted as and when such Prime Rate changes, plus (ii) 6%. The interest rate on borrowings is subject to increase by 4% if an event of default has occurred and is continuing.
Fee receivable, description				(a) an annual line fee equal to $100,000; (b) an unused line fee equal to 0.5% of the daily average unused portion of the maximum amount of Availability (as defined in the Loan Agreement), calculated on an annualized basis, due and payable monthly; (c) a loan administration and monitoring fee equal to 0.5% of the daily average used portion of Availability calculated on a monthly basis, due and payable monthly; and (d) certain other audit and wire fees. The closing of the transactions contemplated by the Loan Agreement are subject to the satisfaction of certain closing conditions.
Closing fee received by lender				$ 100,000
Subordinated Convertible Promissory Notes [Member]
Debt (Textual)
Aggregate principal amount		$ 2,200,000
Debt payment, description		Due on May 31, 2018.
Convertible promissory notes purchase price, description		Aggregate purchase price of $2,000,000, representing an approximately 9% original issue discount.
Payment of principal, interest and fees										$ 2,700,000
Payment of interest, description		Interest on the Notes accrues at a rate of 10.0% per annum and is payable on the maturity date or any applicable redemption date in cash, or upon notice to the holder and compliance with certain equity conditions as set forth in the Notes, in shares of the Company's common stock, provided that the maximum aggregate amount of interest that the Company may elect to pay in Interest Shares will not exceed an amount equal to 5% of the total interest payable under the terms of the Notes.
Payplant Accounts Receivable Bank Line [Member]
Debt (Textual)
Aggregate principal amount									$ 995,472.61
Aggregate purchase price									$ 1,402,770.16
Promissory note to payplant term									30 days
Bank line advance rate									80.00%
Inpixon Federal Inc [Member] | Payplant Accounts Receivable Bank Line [Member]
Debt (Textual)
Aggregate principal amount									$ 10,000,000
Senior Secured Debenture [Member]
Debt (Textual)
Senior secured debenture repaid										$ 2,650,000
Amendment 2 [Member] | Loan and Security Agreement [Member]
Debt (Textual)
Description of loan amendment											The Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.
Binomial Lattice Model [Member]
Debt (Textual)
Fair value of the embedded conversion feature					51,000
Bridge Bank [Member]
Debt (Textual)
Bank term loan payable								$ 2,000,000
Debt instrument, maturity date								Apr. 29, 2018
Bank loan repayment from debt issuance					1,400,000
Accounts payable repayment from debt issuance					$ 1,000,000
Description of debt instrument maturity date								Amendment 4 to the BFA dated March 15, 2013 which provided for a second term loan of $2 million which matures on April 29, 2018.
New credit limit of line of credit								$ 10,000,000
Hillair Capital Investments L.P. [Member]
Debt (Textual)
Securities purchase agreement, description					(i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $5,000,000.
Conversion price					$ 675.00
Option to redeem debenture, description					The option to redeem the debenture before its maturity by payment in cash of 120% or 110%.
Dividend assumption
Aggregate principal amount exceed limit, percentage					25.00%
Amendment Number One [Member] | Loan and Security Agreement [Member]
Debt (Textual)
Description of loan amendment
●	Amending the definition of “Borrowing Base” in the Loan Agreement, under which Borrower Base will be calculated at any time as the sum of (i) at any time as the product obtained by multiplying the outstanding amount of all Eligible Accounts (not including and specifically excluding Eligible Unbilled Accounts), net of all taxes, discounts, allowances and credits given or claimed, by up to eighty-five percent (85%), and (ii) (A) for the period from December 9, 2016 through and including January 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to eighty-five percent (85%), (B) for the period from January 10, 2017 through and including February 8, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to seventy percent (70%), (C) for the period from February 9, 2017 through and including March 9, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by up to fifty percent (50%), and (D) from and after March 10, 2017, the product obtained by multiplying the amount of only Eligible Unbilled Accounts net of all taxes, discounts, allowances and credits given or claimed, by zero percent (0%), it being the understanding of Borrower, that on and after March 10, 2017, Lender shall not make advances against Eligible Unbilled Accounts; provided, that, at all times, the aggregate amount of Eligible Unbilled Accounts shall not exceed twenty percent (20%) of the aggregate amount of Eligible Accounts.

●	Adding the definition of “Eligible Unbilled Accounts” to the Loan Agreement, which means accounts (i) for which goods are to be provided to an account debtor or work or services are to be performed for an account debtor and the Borrower has not invoiced the account debtor within thirty (30) days after such accounts are first included on the Borrowing Certificate, and (ii) which otherwise satisfy (1), (3), (5) through and including (12) and (14) through and including (22) of the definition of Eligible Accounts as provided in the Loan Agreement.

●	Amending the deadline for Borrower to deliver Monthly Financial Statements (as defined in the Loan Schedule) to Lender from not later than twenty (20) days after the end of each calendar month to not later than thirty (30) days after the end of each calendar month.

●	Adding “Inventory schedules” to the definition of “Other Weekly Reports” under the Loan Schedule.

Accommodation fee			$ 50,000
Amendment Number Four [Member] | Bridge Bank [Member]
Debt (Textual)
Bank term loan payable								$ 2,000,000
Interest rate per annum																5.50%